Gains and losses on disposal and main changes in scope of consolidation - Takeover of VOO in Belgium (Details) - EUR (€) € in Millions		6 Months Ended
	Jun. 02, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired		€ 1,350	€ 12
VOO
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 1,369
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	€ 1,349	€ 1,349